Preparation of financial statements (Details) € in Thousands, $ in Millions					3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2022 EUR (€)	Jun. 28, 2022	Jun. 15, 2022 CNY (¥)	Sep. 01, 2021	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 14, 2022 CNY (¥)
Financial liabilities
Subscribed capital					€ 7,027		€ 7,027		€ 7,027
Net loss					€ (1,799)	€ (2,504)	(2,552)	€ (10,833)	(10,586)		€ (15,481)	€ (13,978)
Negative cash flows from operating activities							(6,260)	(4,951)	€ (6,537)		€ (6,598)	€ (6,592)
Increase in shares issued (in shares) | shares									2,190,711	2,190,711
Proceeds from issue of ordinary shares in the form of ADS								18,153	€ 26,600	$ 32.0
Repayments of borrowings							€ 628	€ 727
Sale and leaseback transaction
Financial liabilities
Proceeds from sale of property	€ 26,500
European Investment Bank | Finance contract settlement
Financial liabilities
Repayments of borrowings	22,000
Sparkasse Schwaben-Bodensee | Finance contract settlement
Financial liabilities
Repayments of borrowings	€ 4,100
voxeljet China
Financial liabilities
Subscribed capital | ¥			¥ 52,250,000										¥ 20,000,000
Total investment | ¥			¥ 130,625,000										¥ 40,000,000
Subsidiary ownership (as a percent)		88.52%	88.52%	70.00%
voxeljet China | MK Technology GmbH
Financial liabilities
Minority ownership interest (as a percent)		5.74%	5.74%	15.00%
voxeljet China | Jin Tianshi
Financial liabilities
Minority ownership interest (as a percent)		5.74%	5.74%	15.00%